Transamerica Large Growth

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 0.6%
Raytheon Technologies Corp.	26,078	$ 2,603,888

Automobiles - 0.7%
Rivian Automotive, Inc., Class A (A)	39,872	773,517
Tesla, Inc. (A)	12,626	2,187,075

		2,960,592

Beverages - 1.5%
Constellation Brands, Inc., Class A	13,344	3,089,403
Monster Beverage Corp. (A)	36,743	3,824,211

		6,913,614

Biotechnology - 2.6%
Alnylam Pharmaceuticals, Inc. (A)	2,533	573,471
Ginkgo Bioworks Holdings, Inc. (A)	533,610	1,040,540
Intellia Therapeutics, Inc. (A)	24,645	1,045,934
Moderna, Inc. (A)	2,110	371,487
ProKidney Corp. (A)	29,758	310,376
Regeneron Pharmaceuticals, Inc. (A)	3,006	2,279,961
Seagen, Inc. (A)	12,863	1,794,131
United Therapeutics Corp. (A)	3,067	807,142
Vertex Pharmaceuticals, Inc. (A)	10,834	3,500,465

		11,723,507

Building Products - 1.4%
Builders FirstSource, Inc. (A)	16,048	1,279,026
Fortune Brands Innovations, Inc.	27,567	1,778,347
Johnson Controls International PLC	48,549	3,377,554

		6,434,927

Capital Markets - 1.2%
Ares Management Corp., Class A	19,130	1,587,599
Coinbase Global, Inc., Class A (A)	23,362	1,366,210
Morgan Stanley	25,401	2,472,279

		5,426,088

Chemicals - 1.0%
PPG Industries, Inc.	17,403	2,268,307
Sherwin-Williams Co.	8,936	2,114,168

		4,382,475

Commercial Services & Supplies - 0.1%
Aurora Innovation, Inc. (A)	281,264	511,900

Consumer Finance - 1.4%
American Express Co.	22,119	3,869,277
S&P Global, Inc.	5,784	2,168,653
Upstart Holdings, Inc. (A) (B)	24,218	452,392

		6,490,322

Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp., Class A	39,382	3,141,502
CDW Corp.	17,590	3,448,168

		6,589,670

Entertainment - 3.2%
ROBLOX Corp., Class A (A)	292,997	10,902,418

	Shares	Value
COMMON STOCKS (continued)
Entertainment (continued)
Sea Ltd., ADR (A) (B)	22,122	$ 1,425,763
Walt Disney Co. (A)	20,827	2,259,521

		14,587,702

Equity Real Estate Investment Trusts - 1.0%
Prologis, Inc.	19,304	2,495,621
Rexford Industrial Realty, Inc.	28,311	1,796,899

		4,292,520

Health Care Equipment & Supplies - 1.2%
Align Technology, Inc. (A)	5,139	1,386,143
Dexcom, Inc. (A)	3,058	327,481
Edwards Lifesciences Corp. (A)	24,469	1,876,772
Teleflex, Inc.	7,376	1,795,466

		5,385,862

Health Care Providers & Services - 3.5%
agilon health, Inc. (A)	330,044	7,181,758
Guardant Health, Inc. (A)	56,112	1,763,600
UnitedHealth Group, Inc.	13,584	6,780,997

		15,726,355

Health Care Technology - 1.0%
Doximity, Inc., Class A (A) (B)	121,755	4,294,299

Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc., Class A (A)	19,652	2,183,534
Booking Holdings, Inc. (A)	763	1,857,218
Chipotle Mexican Grill, Inc. (A)	2,136	3,516,668

		7,557,420

Interactive Media & Services - 3.8%
Alphabet, Inc., Class A (A)	107,878	10,662,662
ZoomInfo Technologies, Inc. (A)	233,650	6,595,939

		17,258,601

Internet & Direct Marketing Retail - 11.6%
Amazon.com, Inc. (A)	126,816	13,078,534
Chewy, Inc., Class A (A) (B)	166,022	7,480,951
Coupang, Inc. (A)	306,414	5,175,332
DoorDash, Inc., Class A (A)	176,314	10,212,107
Global-e Online Ltd. (A)	42,417	1,271,238
Grab Holdings Ltd., Class A (A)	1,022,961	3,877,022
MercadoLibre, Inc. (A)	6,034	7,130,318
Wayfair, Inc., Class A (A) (B)	64,290	3,889,545

		52,115,047

IT Services - 16.4%
Adyen NV (A) (B) (C)	5,500	8,315,489
Affirm Holdings, Inc. (A) (B)	139,374	2,256,465
Block, Inc. (A)	79,283	6,479,007
Cloudflare, Inc., Class A (A)	240,321	12,715,384
FleetCor Technologies, Inc. (A)	12,965	2,707,222
Global Payments, Inc.	16,713	1,883,889
GoDaddy, Inc., Class A (A)	15,000	1,231,950
Mastercard, Inc., Class A	20,802	7,709,221
Shopify, Inc., Class A (A)	301,009	14,830,713
Snowflake, Inc., Class A (A)	101,855	15,934,196

		74,063,536

Leisure Products - 0.4%
Peloton Interactive, Inc., Class A (A) (B)	148,874	1,924,941

Life Sciences Tools & Services - 3.2%
10X Genomics, Inc., Class A (A)	104,250	4,882,027

Transamerica Funds	Page 1

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Illumina, Inc. (A)	26,730	$ 5,725,566
Thermo Fisher Scientific, Inc.	6,238	3,557,719

		14,165,312

Machinery - 2.0%
Deere & Co.	10,474	4,428,826
Ingersoll Rand, Inc.	28,110	1,574,160
Nordson Corp.	11,634	2,830,552

		8,833,538

Oil, Gas & Consumable Fuels - 0.6%
Pioneer Natural Resources Co.	11,377	2,620,692

Personal Products - 0.9%
Estee Lauder Cos., Inc., Class A	15,141	4,195,268

Pharmaceuticals - 3.9%
Eli Lilly & Co.	14,404	4,957,137
Royalty Pharma PLC, Class A	322,560	12,641,126

		17,598,263

Road & Rail - 3.2%
Uber Technologies, Inc. (A)	471,387	14,580,000

Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. (A)	35,500	2,667,825
ASML Holding NV	6,679	4,413,750
KLA Corp.	6,155	2,415,715
Marvell Technology, Inc.	24,802	1,070,206
NVIDIA Corp.	24,434	4,773,671
Teradyne, Inc.	15,353	1,561,400
Texas Instruments, Inc.	24,477	4,337,569

		21,240,136

Software - 15.9%
Bill.com Holdings, Inc. (A)	96,020	11,101,832
Datadog, Inc., Class A (A)	135,927	10,168,699
Five9, Inc. (A)	9,083	715,559
Gitlab, Inc., Class A (A) (B)	79,677	3,936,841
Microsoft Corp.	78,587	19,474,644
Palo Alto Networks, Inc. (A)	19,256	3,054,772
Paycom Software, Inc. (A)	6,702	2,171,046
Salesforce, Inc. (A)	16,545	2,779,064
ServiceNow, Inc. (A)	8,463	3,851,765
Trade Desk, Inc., Class A (A)	241,568	12,247,498
Workday, Inc., Class A (A)	12,592	2,284,566

		71,786,286

Specialty Retail - 1.2%
Carvana Co. (A) (B)	156,639	1,593,019
TJX Cos., Inc.	48,043	3,932,800

		5,525,819

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	140,907	20,331,471

Textiles, Apparel & Luxury Goods - 1.8%
Lululemon Athletica, Inc. (A)	10,213	3,134,166
NIKE, Inc., Class B	39,134	4,982,932

		8,117,098

Total Common Stocks (Cost $407,209,826)		440,237,149

	Shares	Value
OTHER INVESTMENT COMPANY - 1.2%
Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (D)	5,377,804	$ 5,377,804

Total Other Investment Company (Cost $5,377,804)		5,377,804

Total Investments Excluding Options Purchased (Cost $412,587,630)		445,614,953
Total Options Purchased - 0.1% (Cost $915,093)		357,061

Total Investments (Cost $413,502,723)		445,972,014
Net Other Assets (Liabilities) - 1.0%		4,618,015

Net Assets - 100.0%		$ 450,590,029

Transamerica Funds	Page 2

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount/ Number of Contracts	Premiums Paid	Value
Call - USD vs. CNH	JPM	USD 7.43	01/17/2024	USD 42,477,614	$199,956	$166,342
Put - USD vs. CNH	JPM	USD 7.53	07/21/2023	USD 74,053,377	367,675	79,163
Put - USD vs. CNH	SCB	USD 7.57	08/23/2023	USD 77,375,466	345,404	111,111
Put - USD vs. CNH	GSI	USD 7.87	10/09/2023	USD 427,514	2,058	445

Total					$915,093	$357,061

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$431,921,660	$8,315,489	$—	$440,237,149
Other Investment Company	5,377,804	—	—	5,377,804
Over-the-Counter Foreign Exchange Options Purchased	—	357,061	—	357,061

Total Investments	$437,299,464	$8,672,550	$—	$445,972,014

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $28,041,276, collateralized by cash collateral of $5,377,804 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $23,367,238. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the value of the 144A security is $8,315,489, representing 1.8% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at January 31, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 3

Transamerica Large Growth

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Large Growth (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4